Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities :
Net income	$ 19,490,420	$ 24,309,966	$ 31,190,530	$ 25,688,592
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,234,769	1,141,687	1,442,311	1,188,505
Deferred income taxes	48,658	(4,133)	(726,806)	(91,463)
Loss on sale of property, plant and equipment		10,960	176,312
Gain on sale of land use right				(44,919)
Goodwill impairment			37,355
Change in fair value of warrant liabilities	(190,871)	(967,696)	(1,082,202)	(582,226)
Share-based compensation expense	471,452	574,136	1,640,355	1,253,858
Allowance for doubtful accounts			367,989	78,068
Changes in operating assets and liabilities, net of effects of acquisitions of distribution stores:
Accounts receivable	(23,338,452)	(30,174,501)	(44,063,988)	(31,464,010)
Bills receivable	(59,426)	(18,381)	(32,552)
Other receivables, prepayments and deposits	(6,070,497)	(1,128,518)	(1,598,394)	(708,878)
Inventories	(4,542,253)	(2,025,584)	(2,164,927)	1,273,013
Bills payable	(315,434)	(942,186)	(653,000)	350,228
Accounts payable	3,153,342	4,862,137	10,128,630	15,365,984
Other payables and accrued expenses	602,945	(967,922)	(466,503)	1,665,804
Retirement benefit costs	5,950	(6,803)	(31,867)	(22,049)
Income tax payable	(1,227,012)	496,034	55,544	1,938,527
Total adjustments	(30,226,829)	(29,150,770)	(36,971,743)	(9,799,558)
Net cash used in operating activities	(10,736,409)	(4,840,804)	(5,781,213)	15,889,034
Cash flows from investing activities :
Additions to property, plant and equipment	(2,593,919)	(1,887,074)	(4,071,623)	(450,106)
Net cash from acquisition of distribution chains		36,502	36,502
Payment to acquire intangible assets	(449)	(12,068)	(18,253)
Proceeds from sale of property, plant and equipment		4,039	5,921
Change in long-term deposits	(284,598)	(3,365,600)	(3,365,600)	(3,379,100)
Payments to acquire retail stores				(6,037,743)
Proceeds from sale of land use right				697,495
Other investment			(31,362)
Net cash used in investing activities	(2,878,966)	(5,224,201)	(7,444,415)	(9,169,454)
Cash flows from financing activities :
Advance/repayment to related companies	674,702	(5,677,714)	(5,037,674)	620,549
Proceeds received from placement of preferred stock		29,495,866	29,495,866
Change in restricted cash	295,237	475,110	330,517	(138,823)
Repayments to directors	(41,115)	(31,606)	(28,689)	(830,557)
Proceeds from bank loans	11,034,710	9,888,040	9,888,040	8,039,160
Repayments of bank loans	(9,071,202)	(11,270,387)	(11,838,221)	(8,329,434)
Preferred dividends paid	(1,500,000)
Proceeds received from private placement				2,315,138
Repayments of other loans				(2,238,759)
Proceeds from other loans				35,208
Net cash provided by financing activities	1,392,332	22,879,309	22,809,839	(527,518)
Effect of foreign currency translation on cash and cash equivalents	110,869	1,292,319	1,738,205	660,892
Net (decrease)/increase in cash and cash equivalents	(12,112,174)	14,106,623	11,322,416	6,852,954
Cash and cash equivalents - beginning of period	31,479,528	20,157,112	20,157,112	13,304,158
Cash and cash equivalents - end of period	19,367,354	34,263,735	31,479,528	20,157,112
Cash paid for
- Interest	645,651	580,475	799,339	951,670
- Income taxes	7,950,247	8,401,458	11,681,301	7,255,019
Non-cash financing and investing activities:
Dividends and accretion on preferred stock	$ 3,782,283	$ 2,723,026	$ 3,890,037